Inventories - Summary of Inventories (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Classes of current inventories [abstract]
Consumables and spares	₨ 933	$ 11	₨ 663
Emission reduction certificates	261	3	152
Total	₨ 1,194	$ 15	₨ 815